General Information	9 Months Ended
Sep. 30, 2022
General Information
General Information

1.General Information

The financial statements are the unaudited condensed consolidated interim financial statements (hereafter “financial statements”) of IHS Holding Limited (“IHS Towers") and its subsidiaries (together hereafter referred to as the Group). As of September 30, 2022, IHS was an exempted company with limited liability under the Companies Act (as amended) of the Cayman Islands. The Company is domiciled in the Cayman Islands and the address of its registered office is 190 Elgin Avenue, George Town, Grand Cayman KY1-9008, Cayman Islands.

The financial period represents the three and nine months ended September 30, 2022, with the prior period representing the three and nine months ended September 30, 2021. The financial statements are presented in U.S. Dollars ($) and all values are rounded to the nearest thousand, except where otherwise indicated.